Taxes (Details) - Schedule of Tax Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Tax Payable [Abstract]
VAT tax payable	$ 9,407	$ 56,474
Income tax payable	2,623	6,166
Other taxes payable	46,203	39,719
Total	$ 58,233	$ 102,359